Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of transactions with related parties [Abstract]
Payroll and related expenses to related parties employed by the Company* (2019: 2 recipients; 2018 and 2017: recipients)	[1]	$ 389	$ 621	$ 478
Compensation to directors (2019:5 recipients, 2018:8 recipients, 017: 3 recipients)	[2]	326	131	71
Directors’ and Officers’ insurance		158	$ 91	$ 71
Consultant services		$ 404

[1]	Includes granted options benefit aggregated to USD 61 thousand, USD 24 thousand and USD 11 thousand for the years ended December 31, 2019, 2018 and 2017, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13c.
[2]	Includes granted options benefit aggregated to USD 126 thousand, USD 47 thousand and USD 11 thousand for the years ended December 31, 2019, 2018 and 2017, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13c.